Collateralized transactions - Securities transferred in repurchase agreements and securities lending transactions (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2016	Mar. 31, 2016
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements	[1],[2]	¥ 33,596	¥ 30,821
Securities lending transactions	[1],[2]	2,550	2,260
Total gross recognized liabilities	[2]	36,146	33,081
Equities and convertible securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements		79	90
Securities lending transactions		2,387	2,112
Total gross recognized liabilities		2,466	2,202
Japanese government, agency and municipal securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements		1,067	854
Securities lending transactions		15	12
Total gross recognized liabilities		1,082	866
Foreign government, agency and municipal securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements		26,311	24,137
Securities lending transactions		144	132
Total gross recognized liabilities		26,455	24,269
Bank and corporate debt securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements		1,546	2,119
Securities lending transactions		3	3
Total gross recognized liabilities		1,549	2,122
Commercial mortgage-backed securities ("CMBS") [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements		1	10
Securities lending transactions
Total gross recognized liabilities		1	10
Residential mortgage-backed securities ("RMBS") [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements	[3]	4,529	3,530
Securities lending transactions
Total gross recognized liabilities	[3]	4,529	3,530
Collateralized debt obligations ("CDOs") and other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements		63	81
Securities lending transactions
Total gross recognized liabilities		63	81
Investment trust funds and other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements
Securities lending transactions		1	1
Total gross recognized liabilities		¥ 1	¥ 1

[1]	Includes all recognized balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. Amounts include transactions carried at fair value through election of the fair value option. As of March 31, 2016, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was \940 billion and \2,176 billion, respectively. As of March 31, 2016, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was \1,162 billion and \186 billion, respectively. As of September 30, 2016, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was \1,388 billion and \2,419 billion, respectively. As of September 30, 2016, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was \979 billion and \226 billion, respectively.
[2]	Repurchase agreements and securities lending transactions are reported within Collateralized financing - Securities sold under agreements to repurchase and Collateralized financing - Securities loaned in the consolidated balance sheets, respectively. Amounts reported for securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within Other liabilities in the consolidated balance sheets. The total gross recognized liabilities reported for repurchase agreements and securities lending transactions are consistent with the total gross balances reported in the offsetting disclosures above.
[3]	Includes \3,415 billion as of March 31, 2016 and \4,441 billion as of September 30, 2016 of US government sponsored agency mortgage pass-through securities and collateralized mortgage obligations